Convertible Debentures - Additional Information (Detail) - CAD ($)				12 Months Ended
	Jun. 30, 2020	Jun. 20, 2019	Jan. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 29, 2021	Apr. 15, 2019
Disclosure Of Convertible Debentures [Line Items]
Borrowings rate of interest								15.49%	68.00%
Interest expenses on convertible debentures					$ 765,000
Consulting fees				$ 0	159,437	$ 84,844
Convertible Debentures [Member] | Credit Facility Fees Paid Tranche [Member]
Disclosure Of Convertible Debentures [Line Items]
Unsecured debentures issued							$ 351,000
Convertible Debentures [Member] | Tranche One [Member]
Disclosure Of Convertible Debentures [Line Items]
Unsecured debentures issued			$ 249,000				351,000
Payment of debt issuance costs			20,284				31,113
Proceeds from convertible debentures			$ 228,716				$ 319,887
Borrowings rate of interest						6.00%
Borrowings maturity						November 30, 2021
Estimated proceeds from qualified financing conversion						$ 2,000,000
Interest expenses on convertible debentures					$ 53,668	$ 41,031
Issuance of common shares pursuant to the conversion of convertible debentures					5,084,394
Gain loss due to conversion of convertible debt					$ 615,000
Convertible Debentures [Member] | Tranche Two [Member]
Disclosure Of Convertible Debentures [Line Items]
Unsecured debentures issued		$ 300,000
Payment of debt issuance costs		30,000
Proceeds from convertible debentures		$ 270,000
Borrowings rate of interest						1.50%
Borrowings maturity	June 30, 2020
Interest expenses on convertible debentures					$ 30,663	$ 59,099
Issuance of common shares pursuant to the conversion of convertible debentures					1,692,995
Gain loss due to conversion of convertible debt					$ 63,000
Threshold maximum amount that may be raised through qualified financing	$ 2,000,000
Convertible Debentures [Member] | Tranche Three [Member]
Disclosure Of Convertible Debentures [Line Items]
Unsecured debentures issued						86,400
Proceeds from convertible debentures						75,000
Interest expenses on convertible debentures					$ 2,626	3,514
Issuance of common shares pursuant to the conversion of convertible debentures					717,327
Gain loss due to conversion of convertible debt					$ 87,000
Consulting fees						$ 11,400